Commitments and Contingencies - Summary of Future Minimum Lease Payments Under Noncancelable Operating Lease Agreements (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021	$ 16,688
2022	19,089
2023	21,205
2024	21,962
2025	22,497
Thereafter	79,647
Total	$ 181,088